GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 31,925	$ 31,925
Less - accumulated amortization	22,782	17,193
Intangible assets, net	9,143	14,732
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	26,141	26,141
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	5,120	5,120
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 664	$ 664